Roundhill MEME ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 7.7%
Rocket Lab USA, Inc. (a)	8,485	$34,534
Spirit AeroSystems Holdings, Inc. - Class A	1,457	31,937
		66,471
Auto Manufacturers — 11.7%
Lucid Group, Inc. (a)(d)	2,492	34,813
Nikola Corp. (a)(d)	8,986	31,631
Rivian Automotive, Inc. - Class A (a)	1,042	34,292
		100,736
Biotechnology — 4.0%
Cassava Sciences, Inc. (a)	835	34,920

Commercial Services — 4.6%
Marathon Digital Holdings, Inc. (a)(d)	3,691	39,531

Diversified Financial Services — 8.1%
Coinbase Global, Inc. - Class A (a)(d)	565	36,437
Upstart Holdings, Inc. (a)(d)	1,626	33,805
		70,242
Electrical Components & Equipment — 4.1%
ChargePoint Holdings, Inc. (a)	2,370	34,981

Entertainment — 7.6%
AMC Entertainment Holdings, Inc. - Class A (a)(d)	4,375	30,494
DraftKings, Inc. (a)	2,334	35,337
		65,831
Financial Services — 3.7%
SoFi Technologies, Inc. (a)	6,583	32,125

Internet — 12.4%
Airbnb, Inc. - Class A (a)	344	36,134
Robinhood Markets, Inc. - Class A (a)	3,703	37,400
Snap, Inc. - Class A (a)	3,387	33,260
		106,794
Leisure Time — 3.3%
Peloton Interactive, Inc. - Class A (a)	4,108	28,468

Oil & Gas — 4.2%
Occidental Petroleum Corp.	595	36,563

Pharmaceuticals — 4.1%
Tilray Brands, Inc. (a)	12,852	35,343

Retail — 7.2%
Carvana Co. (a)(d)	1,334	27,080
GameStop Corp. - Class A (a)(d)	1,396	35,081
		62,161
Software — 9.0%
MicroStrategy, Inc. - Class A (a)(d)	183	38,844
Palantir Technologies, Inc. - Class A (a)	4,724	38,406
		77,250
Telecommunications — 4.0%
Globalstar, Inc. (a)	21,848	34,738

Transportation — 3.8%
ZIM Integrated Shipping Services, Ltd. (b)(d)	1,406	33,041
TOTAL COMMON STOCKS (Cost $950,040)		859,195

SHORT-TERM INVESTMENTS - 0.4%
Money Market Fund — 0.4%
First American Government Obligations Fund, Class X, 2.77% (c)	3,077	3,077
TOTAL SHORT-TERM INVESTMENTS (Cost $3,077)		3,077

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 34.0%
First American Government Obligations Fund, Class X, 2.74% (d)	293,712	293,712
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $293,712)		293,712

TOTAL INVESTMENTS (Cost $1,246,829) — 133.9%		1,155,984
Other assets and liabilities, net — (33.9)%		(292,446)
NET ASSETS — 100.0%		$863,538

(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	All or a portion of this security is on loan as of September 30, 2022. The market values of securities out on loan is $284,275.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	95.7%
Israel	3.8%
Total Country	99.5%
SHORT-TERM INVESTMENTS	0.4%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	34.0%
TOTAL INVESTMENTS	133.9%
Other assets and liabilities, net	-33.9%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$859,195	$-	$-	$859,195
Money Market Fund	3,077	-	-	3,077
Investments Purchased With Proceeds From Securities Lending	293,712	-	-	293,712
Total Investments - Assets	$1,155,984	$-	$-	$1,155,984

* See the Schedule of Investments for industry classifications.